SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of General and Administrative Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Financial Expenses Net [Abstract]
Professional services	$ 1,488	$ 1,390	$ 1,209
Payroll and related expenses	689	815	877
D&O insurance	168	263	394
Rent and office maintenance	180	146	191
Share-based compensation expense	431	230	731
Other expenses	55	124	147
Total general and administrative expenses	$ 3,011	$ 2,968	$ 3,549